Bank credit lines, loan facilities and notes - Narrative (Details) - USD ($) $ in Thousands				3 Months Ended							9 Months Ended		12 Months Ended
	Aug. 17, 2026	Aug. 14, 2026	Aug. 13, 2026	Sep. 30, 2026	Jun. 30, 2026	Mar. 31, 2026	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025	Jul. 15, 2026	Dec. 31, 2024	May 08, 2024	Jul. 01, 2021
Debt Instrument [Line Items]
Amortization of financing costs				$ 17,300				$ 1,500			$ 21,000	$ 4,500
Repayment of credit lines and loan facilities											2,666,688	72,321
Gain (loss) on extinguishment of debt				$ (12,233)				0			(12,233)	0
Early repayment fee											7,841	0
Drawdown											$ 2,650,000	50,000
Registration payment arrangement
Debt Instrument [Line Items]
The maximum undiscounted future payment			$ 10,800
Pre-Period
Debt Instrument [Line Items]
Interest rate, increase			0.25%
Additional Per-Period
Debt Instrument [Line Items]
Interest rate, increase			0.25%
Maximum
Debt Instrument [Line Items]
Interest rate, increase			0.50%
August 2026 Issued Notes | Senior Notes
Debt Instrument [Line Items]
Debt instrument, principal amount			$ 2,150,000
Debt instrument, fee			7,700
Senior Notes 5.064% due August 2029 (2) (the "August 2029 Notes")
Debt Instrument [Line Items]
Debt instrument, interest rate (in percent)				5.064%							5.064%
Senior Notes 5.064% due August 2029 (2) (the "August 2029 Notes") | Senior Notes
Debt Instrument [Line Items]
Debt instrument, principal amount			$ 500,000
Debt instrument, interest rate (in percent)			5.064%
Senior Notes 5.421% due August 2031 (2) (the "August 2031 Notes")
Debt Instrument [Line Items]
Debt instrument, interest rate (in percent)				5.421%							5.421%
Senior Notes 5.421% due August 2031 (2) (the "August 2031 Notes") | Senior Notes
Debt Instrument [Line Items]
Debt instrument, principal amount			$ 1,000,000
Debt instrument, interest rate (in percent)			5.421%
Senior Notes 5.995% due August 2036 (2) (the "August 2036 Notes")
Debt Instrument [Line Items]
Debt instrument, interest rate (in percent)				5.995%							5.995%
Senior Notes 5.995% due August 2036 (2) (the "August 2036 Notes") | Senior Notes
Debt Instrument [Line Items]
Debt instrument, principal amount			$ 650,000
Debt instrument, interest rate (in percent)			5.995%
Senior Secured Term Loan | Secured Debt
Debt Instrument [Line Items]
Repayments of debt			$ 900,000
Senior Notes Due May 2027
Debt Instrument [Line Items]
Repayments of Senior debt		$ 750,000
Early repayment fee											$ 7,800
The New Notes | Senior Secured Notes
Debt Instrument [Line Items]
Debt instrument, principal amount																$ 2,000,000
Debt discount paid																6,800
Senior Notes 5.809% due May 2027 (1) (the "May 2027 Notes")
Debt Instrument [Line Items]
Debt instrument, interest rate (in percent)				5.809%							5.809%
Senior Notes 5.809% due May 2027 (1) (the "May 2027 Notes") | Senior Secured Notes
Debt Instrument [Line Items]
Debt instrument, principal amount																$ 750,000
Debt instrument, interest rate (in percent)																5.809%
Senior Notes 5.849% due May 2029 (1) (the "May 2029 Notes")
Debt Instrument [Line Items]
Debt instrument, interest rate (in percent)				5.849%							5.849%
Senior Notes 5.849% due May 2029 (1) (the "May 2029 Notes") | Senior Secured Notes
Debt Instrument [Line Items]
Debt instrument, principal amount																$ 750,000
Debt instrument, interest rate (in percent)																5.849%
Senior Notes 6.000% due May 2034 (1) (the "May 2034 Notes")
Debt Instrument [Line Items]
Debt instrument, interest rate (in percent)				6.00%							6.00%
Senior Notes 6.000% due May 2034 (1) (the "May 2034 Notes") | Senior Secured Notes
Debt Instrument [Line Items]
Debt instrument, principal amount																$ 500,000
Debt instrument, interest rate (in percent)																6.00%
Term Loan Facility | Secured Debt
Debt Instrument [Line Items]
Debt instrument, principal amount																	$ 5,515,000
Senior Secured Notes Due July 2026 | Senior Secured Notes
Debt Instrument [Line Items]
Debt instrument, interest rate (in percent)														2.875%
Repayment of credit lines and loan facilities	$ 500,000
Senior Secured Revolving Loan Facility | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate | Variable rate component two | Standard & Poor's, BB Rating
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)											1.35%
Senior Secured Revolving Loan Facility | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate | Variable rate component two | Standard & Poor's, BB+ Rating
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)											1.00%
Senior Secured Revolving Loan Facility | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate | Variable rate component two | Standard & Poor's, BBB- Rating
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)											0.75%
Senior Secured Revolving Loan Facility | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate | Variable rate component two | Standard & Poor's, BBB Rating
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)											0.55%
Senior Secured Revolving Loan Facility | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate | Variable rate component two | Standard & Poor's, BBB+ Rating
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)											0.40%
Senior Secured Revolving Loan Facility | Maximum | Base rate | Variable rate component one
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)											0.35%
Senior Secured Revolving Loan Facility | Minimum | Base rate | Variable rate component one
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)											0.00%
Senior Secured Revolving Loan Facility | Line of Credit | Senior Secured Revolving Loan
Debt Instrument [Line Items]
Repayment of credit lines and loan facilities				$ 0	$ 0	$ 0	$ 0	0	$ 0	$ 50,000	$ 0		$ 50,000
Debt instrument, maximum borrowing capacity																	$ 500,000
Long-term debt				0	0	0	0	0	0	0	0	$ 0	0		$ 0
Drawdown				$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 50,000	$ 0		$ 50,000